COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITIES OF CONTRACTUAL OBLIGATIONS

The following table sets forth our contractual obligations as of June 30, 2024.

	Payment due by June 30,
	Total	2025	2026	2027	2028
Operating lease commitments for property management expenses under lease agreements	$26,440	$26,440	$-	$-	$-